INCOME TAXES (Details 5) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in the balance of unrecognized tax benefits
Balance, beginning of year	18,000	18,500	13,600
Increase/(decrease) for tax positions of prior years	2,700	(500)	4,900
Settlements	3,700
Balance, end of year	17,000	18,000	18,500